Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 262,735	$ 149,739	$ 114,620
Cost of revenue	476,168	114,066	89,311
Gross (loss) profit	(213,433)	35,673	25,309
Operating expenses:
Sales and marketing	27,292	13,176	17,711
Research and development	26,513	11,240	13,290
General and administrative	293,168	31,623	29,492
Transaction expenses	12,886	672	1,005
Total operating expense	359,859	56,711	61,498
Loss from operations	(573,292)	(21,038)	(36,189)
Interest expense, net	(3,331)	(7,874)	(6,840)
Loss on disposal of assets	(46)	(8)	(7)
Gain (loss) on fair value remeasurement of contingent consideration	(19,405)	271	0
Change in fair value of derivative warrant liabilities	(11,412)	0	0
Gain (loss) on foreign currency	3,032	114	(2,537)
Total other income (expenses)	(31,162)	(7,497)	(9,384)
Loss before income taxes	(604,454)	(28,535)	(45,573)
Income tax benefit (expense)	11,701	(1,813)	5,366
Net loss	$ (592,753)	$ (30,348)	$ (40,207)
Net loss per common share:
Basic and diluted	$ (3.93)	$ (0.43)	$ (0.59)
Weighted average common shares outstanding:
Basic and diluted	150,912,333	70,040,242	68,414,830